Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
23.	Income Taxes:

Castor and certain of its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands but are not subject to income taxes in the Republic of the Marshall Islands. Castor’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Pursuant to §883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. Federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company’s stock is owned, directly or indirectly, by individuals who are “residents” of the company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the U.S. (the “50% Ownership Test”) or (ii) the company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the U.S. (the “Publicly Traded Test”). Marshall Islands, the jurisdiction where the Company and its ship-owning subsidiaries are incorporated, grants an equivalent exemption to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly Traded Test is met.

In the Company’s case, it would have satisfied the Publicly-Traded Test if its common shares represented more than 50% of the voting power of its stock, and it can establish that nonqualified shareholders cannot exercise voting control over the corporation because a qualified shareholder controls the non-traded voting stock. To that respect, the Company believes its stock structure, when considered by the U.S. Treasury in light of the Publicly-Traded Test enunciated in the regulations, satisfies the intent and purpose of the exemption. This position is uncertain and was disclosed to the Internal Revenue Service when the Company filed its U.S. tax returns for 2023. It will be disclosed again when the Company files its U.S. tax returns for 2024.

Because the position stated above is uncertain, the Company has recorded provisions of $388,669, $177,794 and $113,915 for U.S. source gross transportation income tax in the accompanying consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and December 31, 2024, respectively.

Income Taxes relating to MPC Capital

During the reporting period the income before taxes for the asset management segment of the Company is mostly generated in Germany. A summary of the provision for income taxes is as follows:

Amounts stated in thousands	December 31, 2024
Corporate Income tax	$3,951
Trade tax	2,475
Other	217
Total provision for income taxes	$6,643

The income tax receivable on the face of the consolidated balance sheet is due to refundable withholding taxes on profit distributions in the amount of $11,018 thousands.

Effective Income Tax Rate Reconciliation

A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:

2024
German statutory income tax rate	32.28%
Tax rate differentials	(30.55%)
Other	(0.93%)
Effective income tax rate	0.80%

Deferred Taxes

The significant components of the Company`s deferred tax account balances are as follows:

Year ended
Amounts stated in thousands	December 31, 2024
Deferred tax assets
Receivables due from related parties	$2,600
Right of Use Assets	2,508
Intangible assets	1,779
Provisions	1,481
Prepaid expenses and other assets	1,058
Other	480
Total deferred tax assets	9,906
Valuation allowances	(2,242)
Deferred tax assets, net of valuation allowances	7,664
Offsetting	(5,824)
Deferred tax assets, net of valuation allowances per balance sheet	1,840

Deferred tax liabilities
Equity instrument investments	5,757
Intangible assets	5,278
Lease liabilities	2,508
Other	377
Total deferred tax liabilities	13,920
Offsetting	(5,824)
Deferred tax liabilities per balance sheet	8,096

Net deferred tax liabilities	$6,256

Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in the Company´s consolidated financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge from the tax authorities.

The Company files income tax returns in Germany, the Netherlands and Norway and is subject to examinations by tax authorities. The Company believes that its income tax reserves are adequately maintained. However, the final determination of the Company tax returns, if audited, is uncertain and therefore there is a possibility for a change of the Company`s estimate in the future. There were no unrecognized tax benefits as of December 31, 2024, and there were no changes in the reporting period. The Company accrues interest and penalties related to underpayment of income taxes within the provision for income taxes.